UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2008


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.



Schedule of Investments
June 30, 2008 (unaudited)

Corporate Bonds, Notes & Preferred Securities- 101.13%                                                              Value
Name of Issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Advertising - 3.41%
---------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11                                          $ 29,900,000       $ 29,003,000


Automobile & Truck - 2.37%
---------------------------------------------------------------------------------------------------------------------------
      Collins and Aikman Products, 10.75%, 12/31/11 (a)                                      20,000,000             50,000
      Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)                            36,950,000          7,944,250
      Dura Operating Corp. Senior Unsecured Notes, Series B, 8.625%, 4/15/12 (a)             35,310,000          1,412,400
      United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12                                    12,000,000         10,800,000
                                                                                                         ------------------
                                                                                                                20,206,650

Broadcast Cable TV - 6.49%
---------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8%, 4/30/12 (c)              40,000,000         37,800,000
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8.375%, 4/30/14 (c)           5,000,000          4,737,500
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 5.963%, 1/15/12 (c)        15,000,000         12,750,000
                                                                                                         ------------------
                                                                                                                55,287,500


Building & Construction - 1.71%
---------------------------------------------------------------------------------------------------------------------------
      Associated Materials, Inc. Notes, 9.75%, 4/15/12                                       14,750,000         14,602,500


Building Products - 0.48%
---------------------------------------------------------------------------------------------------------------------------
      Builders Firstsource, Inc. Senior Secured Notes, 6.926%, 2/15/12                        6,000,000          4,080,000


Chemicals - 4.20%
---------------------------------------------------------------------------------------------------------------------------
      Polyone Corp. Senior Notes, Series 144A, 8.875%, 5/01/12 (c)                            5,000,000          5,000,000
      Polyone Corp. Senior Notes, 8.875%, 5/01/12                                            20,000,000         20,000,000
      Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (c)                   7,315,000          7,315,000
      Sterling Chemical, Inc., Series 144A, 10.25%, 4/01/15 (c)                               3,500,000          3,491,250
                                                                                                        -------------------
                                                                                                                35,806,250


Drug Stores - 1.44%
---------------------------------------------------------------------------------------------------------------------------
      Rite Aid Corp. Notes, 7.5%, 1/15/15                                                    11,500,000         12,305,000

Electrical Equipment - 0.77%
---------------------------------------------------------------------------------------------------------------------------
      Coleman Cable, Inc. Notes, 9.875%, 10/01/12                                             7,000,000          6,580,000


Electrical Utilities - 3.67%
---------------------------------------------------------------------------------------------------------------------------
      Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%, 5/01/11                       30,250,000         31,233,125


Energy/Natural Resources - 14.00%
---------------------------------------------------------------------------------------------------------------------------
      Clayton Williams Energy Notes, 7.75%, 8/01/13                                          19,847,000         19,053,120
      Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                                 10,300,000         10,119,750
      Forest Oil Corp. Notes, 8%, 12/15/11                                                   14,890,000         15,336,700
      Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14                                11,604,000         11,662,020
      Frontier Oil Corp. Notes, 6.625%, 10/01/11                                              6,668,000          6,567,980
      Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                                          14,246,000         14,352,845
      Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11                                  18,296,000         17,838,600
      Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                                   4,600,000          4,036,500
      Swift Energy Co. Senior Notes, 7.625%, 7/15/11                                          1,000,000            995,000
      W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14 (c)                            20,000,000         19,300,000
                                                                                                         ------------------
                                                                                                               119,262,515

Entertainment - 9.53%
---------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 26,780,000         23,767,250
      AMC Entertainment, Inc. Notes, 11%, 2/01/16                                            10,000,000          9,900,000
      Cinemark, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (d)                             50,000,000         47,500,000
                                                                                                         ------------------
                                                                                                                81,167,250


Financial Services - 12.26%
---------------------------------------------------------------------------------------------------------------------------
      Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49 (e)                              30,000,000         28,106,100
      Bank of America Corp. Junior Sub. PFD, 8.125%, 12/29/49 (e)                           3,000,000          2,835,780
      Citigroup, Inc. Junior Sub. PFD, 8.4%, 04/30/49 (e)                                  45,000,000         42,777,450
      Finova Group, Inc. Notes, 7.5%,  11/15/09 (a)                                           4,360,745            512,388
      Wachovia Corp, Junior Sub. PFD, 7.98%, 02/28/49 (e)                                  32,818,000         30,140,051
                                                                                                         ------------------
                                                                                                               104,371,769


Food Processing - 4.07%
---------------------------------------------------------------------------------------------------------------------------
      B&G Foods, Inc. Notes, 8%, 10/01/11                                                     1,000,000            982,500
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                     14,150,000         11,532,250
      Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                            22,500,000         19,687,500
      Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          2,450,000
                                                                                                        -------------------
                                                                                                                34,652,250

Gaming - 8.96%
---------------------------------------------------------------------------------------------------------------------------
      Las Vegas Sands Corp. Notes, 6.375%, 2/15/15                                            5,000,000          4,250,000
      MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10                                 17,030,000         16,817,125
      Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10                               10,000,000         10,000,000
      Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%, 6/01/15                  69,914,327         43,521,669
      Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%, 12/15/14 (a)                      3,535,000          1,679,125
                                                                                                         ------------------
                                                                                                                76,267,919



Health Care Diversified - 0.01%
---------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Co. Notes, 11%, 5/01/08 (a) (b) (f)                              4,667,424             62,077


Home Furnishings - 0.53%
---------------------------------------------------------------------------------------------------------------------------
      Norcraft Cos LP Notes, 9%, 11/01/11                                                     4,500,000          4,522,500


Independent Power Producer - 1.23%
---------------------------------------------------------------------------------------------------------------------------
      NRG Energy, Inc. Notes, 7.25%, 2/01/14                                                  5,000,000          4,775,000
      NRG Energy, Inc. Notes, 7.375%, 1/15/17                                                 6,000,000          5,670,000
                                                                                                        ------------------
                                                                                                                10,445,000


Machine / Tools - 1.52%
---------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                                        13,513,000         12,904,915


Marketing / Sales - 1.34%
---------------------------------------------------------------------------------------------------------------------------
      Harry and David Operations Notes, 9%, 3/01/13                                          13,000,000         11,440,000


Metals & Mining - 0.15%
---------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp. Notes, 12.75%, 2/01/03 (a) (b) (f)                    46,230,000          1,294,440
      LTV Steel Co., Inc. Senior Unsecured Notes, 8.2%, 9/15/07 (a) (b)                       7,776,278                 78
      LTV Steel Co., Inc. Unsecured Senior Sub. Notes, 11.75%, 11/15/09 (a)                   7,286,184                 73
      National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (a) (b) (f)                    461,951              2,309
                                                                                                        ------------------
                                                                                                                 1,296,900


Oil & Gas Drilling - 1.82%
---------------------------------------------------------------------------------------------------------------------------
      Pride International, Inc. Senior Unsecurd Notes, 7.375%, 7/15/14                       15,550,000         15,511,125



Packaging & Container - 16.00%
---------------------------------------------------------------------------------------------------------------------------
      Constar International, FRN 6.051%, 2/15/12                                              20,750,000         17,845,000
      Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12                                         15,250,000         13,305,625
      Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13                          15,405,000         12,709,125
      Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09                                28,128,312         28,268,954
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09                                    25,000,000         21,125,000
      Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17                             8,780,000          7,024,000
      Stone Container Senior Notes, 8.375%, 7/01/12                                           8,000,000          7,020,000
      Stone Container Notes, 7.375%, 7/15/14                                                  5,000,000          4,000,000
      Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                                 2,000,000          2,030,000
      Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                 27,500,000         22,962,500
                                                                                                        ------------------
                                                                                                               136,290,204

Paper/Forest Products - 2.92%
---------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (a) (b) (f)       14,061,292            210,919
      Scotia Pacific Co. LLC Senior Secured Notes, Series B, 7.11%, 1/20/14 (a)               8,500,000          6,120,000
      Scotia Pacific Co. LLC Senior Secured, Series B, 7.71%, 1/20/14 (a)                    24,900,000         18,550,500
                                                                                                        ------------------
                                                                                                                24,881,419

Publishing - 1.52%
---------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                    13,000,000         12,967,500


Retail Food Chains - 0.13%
---------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                                          455,000            441,350
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (a) (f)                                 1,470,145            690,968
                                                                                                        -------------------
                                                                                                                 1,132,318


Textiles - 0.00%
---------------------------------------------------------------------------------------------------------------------------
      West Point Stevens, Inc. Senior Unsecured Notes, 7.875%, 6/15/05 (a) (b)               25,725,000              2,572
      West Point Stevens, Inc. Senior Unsecured Notes, 7.875%, 6/15/08 (a) (b)               11,750,000              1,175
                                                                                                        ------------------
                                                                                                                     3,747


Tires & Rubber - 0.58%
---------------------------------------------------------------------------------------------------------------------------
      Goodyear Tire & Rubber Co., FRN 6.678%, 12/01/09                                        5,000,000          4,962,500


      Total Corporate Bonds, Notes & Preferred Securities -  (cost - $1,156,593,810)                          $861,245,933
                                                                                                        -------------------


Convertible Bonds                                                                                                    Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.01%
---------------------------------------------------------------------------------------------------------------------------
      Eurotunnel  Group Tier 1, 3%, 7/28/08 GBP                                                     $74            $34,790
      Eurotunnel  Group Tier 2, 3%, 7/28/09 GBP                                                      74             29,483
      Eurotunnel  Group Tier 3, 3%, 7/28/10 GBP                                                      74             32,431
      Eurotunnel Group NRS II 6%, 7/28/10 GBP                                                        40              9,763
                                                                                                         ------------------
      Total Convertible Bonds - (cost - $96,659)                                                                  $106,467
                                                                                                        -------------------



Foreign Bonds                                                                                                        Value
Name of issuer                                                                            Principal                (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.40%
---------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina GDP Linked Security, FRN, 12/15/35                               34,386,574          3,404,271
                                                                                                        -------------------
      Total Foreign Bonds -  (cost - $1,423,420)                                                                $3,404,271
                                                                                                        -------------------



                                                                                          Number of                  Value
Stocks                                                                                      Shares                 (Note B)
Name of issuer
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 6.99%
---------------------------------------------------------------------------------------------------------------------------
      Amtrol, Inc. (f) (g)                                                                      640,565          4,612,068
      Chubb Corp.                                                                               118,353          5,800,481
      Core-Mark Holding Co., Inc. (g)                                                           241,361          6,323,658
      Holdco (f) (g) (h)                                                                         62,100            310,500
      International Airline Support Group (g)                                                   219,540              2,195
      Kronos Worldwide, Inc.                                                                    270,700          4,166,073
      MAXXAM, Inc. (g)                                                                          200,000          5,076,000
      NL Industries                                                                             510,200          4,862,206
      Ormet Corp. (g) (h)                                                                       372,638          2,962,472
      The Penn Traffic Co. (g)                                                                  164,352          1,068,288
      Planet Hollywood International, Inc. (f) (g) (h)                                            2,402                 24
      Polymer Group, Inc., Class A (g)                                                          843,103         10,960,339
      Prandium (g)                                                                              869,935                696
      Romacorp, Inc. (f) (g) (h)                                                                 82,220          3,288,800
      Safelite Realty Corp. (f) (g) (h)                                                           7,403             25,911
      Sterling Chemical, Inc. (g)                                                               250,827          4,013,232
      Tokheim (g) (h)                                                                           180,224                361
      Viskase Cos., Inc. (g) (h)                                                              2,096,128          1,048,064
      WestPoint Stevens, Inc.  (g)                                                            1,600,000              1,600
      Zemex Minerals Group, Inc. (f) (g)                                                          2,102            386,222
      Zions Bancorporation                                                                      145,600          4,584,944
                                                                                                         ------------------
      Total Common Stocks -  (cost - $200,286,597)                                                             $59,494,134
                                                                                                        -------------------





Warrants                                                                                  Number of                  Value
Name of Issuer                                                                         Shares or Units             (Note B)
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.43%
---------------------------------------------------------------------------------------------------------------------------
      Core-Mark Holding Co., Inc. Warrants (f) (g)                                               48,142            427,982
      Eurotunnel Group Warrants (g) EUR                                                          55,120             22,599
      Key Energy Service Warrants (f) (g)                                                        15,000          3,177,900
      Sterling Chemical, Inc. Warrants (f) (g)                                                   91,385                 91
                                                                                                         ------------------
      Total Warrants -  (cost - $9,975,865)                                                                     $3,628,572
                                                                                                        -------------------





      Total Investments -  108.96% (cost - $1,368,376,351)                                                     927,879,377
                                                                                                        -------------------

      Net Other Assets - (8.96%)                                                                               (76,278,147)
                                                                                                        -------------------

      Net Assets - 100%                                                                                      $ 851,601,230
                                                                                                        ===================



 (a)  Non-income producing security due to default or bankruptcy filing.
 (b)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $90,393,750 or 10.61% of net assets.
 (d)  Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
 (e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
 (f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
 (g)  Non-income producing security.
 (h)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
      March 31, 2008 is $7,636,132 , which represents 0.90% of total net assets.  All of these securities are deemed to be liquid. Additional information on each holding is as follows:
      Security                                               Acquisition Date                 Acquisition Cost
      Holdco                                                     04/14/05                              $11,778,313
      Ormet Corp.                                                01/09/07                              $ 2,702,880
      Planet Hollywood, Inc.                                   09/26/00 - 03/30/03                     $ 450
      Romacorp, Inc.                                             11/15/06                              $ 4,118,756
      Safelite Realty Corp.                                      09/29/00                              $ 965,195
      Tokheim                                                   10/20/00                               $ -
      Viskase Cos., Inc.                                      04/03/03 - 03/21/07                      $ 1,051,606



      PIK   Payment in Kind
      EUR   Principal denoted in Euros
      FRN   Floating Rate Note
      PFD   Preferred Security


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2008


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2008




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2008


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2008




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2008             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2008             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)